Administrative, operative, and project expenses	12 Months Ended
Dec. 31, 2023
Administrative, operative, and project expenses
Administrative, operative, and project expenses

26.Administrative, operative, and project expenses

	2023	2022	2021
Administrative expenses
General expenses	2,378,606	2,040,773	1,638,129
Labor expenses	2,029,110	1,663,464	1,264,319
Taxes	82,692	57,944	52,889
Depreciation and amortization	535,389	573,514	386,732
	5,025,797	4,335,695	3,342,069
Operations and project expenses
Exploration costs (1)	2,088,922	1,512,268	959,562
Commissions fees freights and services	1,682,602	1,326,184	686,156
Taxes	838,977	781,181	515,848
Labor expenses	393,595	363,838	312,791
Fee for regulatory entities	288,212	192,094	139,158
Maintenance	107,832	162,383	156,412
Depreciation and amortization	71,916	145,106	174,311
Others	230,106	260,574	209,319
	5,702,162	4,743,628	3,153,557
(1)	It mainly includes the disposals and dry wells of the Cupiagua XD45, Cusiana Subthrust, Cusiana Profundo, Turupe, La Luna, Kale and Kinacú wells in Ecopetrol S.A.